================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-5018

                         Smith Barney Investment Series
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

         125 Broad Street, New York, NY                     10004
    ----------------------------------------              ----------
    (Address of principal executive offices)              (Zip code)

                             Robert I. Frenkel, Esq.
                        Smith Barney Fund Management LLC
                            300 First Stamford Place
                               Stamford, CT 06902
                     ---------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  OCTOBER 31
Date of reporting period: APRIL 30, 2004

================================================================================

ITEM 1.         REPORT TO STOCKHOLDERS.

        The Semi-Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------
                                 SMITH BARNEY
                               INVESTMENT SERIES
--------------------------------------------------------------------------------

                     SEMI-ANNUAL REPORT  |  APRIL 30, 2004

                        Smith Barney Premier Selections
                            All Cap Growth Portfolio
                     Smith Barney Large Cap Core Portfolio
                    Smith Barney Growth and Income Portfolio
                            SB Government Portfolio

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed./R/ is a registered service mark of Citigroup Global Markets Inc.


       ----------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
       ----------------------------------------------------------------

                                 WHAT'S INSIDE

    Letter from the Chairman............................................  1
    Schedules of Investments............................................  6
    Statements of Assets and Liabilities................................ 21
    Statements of Operations............................................ 22
    Statements of Changes in Net Assets................................. 23
    Notes to Financial Statements....................................... 25
    Financial Highlights................................................ 31

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,
During the final two months of 2003, domestic economic growth began to show clear signs of improvement. The economy continued to accelerate at a strong pace compared with earlier in the year. The pick-up was reflected by real gross domestic product ("GDP") growth of 4.1% and 4.2%/i/ over each of the past two calendar quarters ended March 31, 2004, respectively. During the six-month period covered by this report, there was a resurgence in capital spending by corporations, and modest revenue increases translated into positive corporate earnings surprises.

Investors' enthusiasm for the strong corporate earnings environment contributed to the stock market's rally during much of the six-month period ended April 30, 2004. However, the stock market overall performed less favorably later in the period. This was due in part to more pronounced concerns about inflation, which in March reached its highest level of annualized growth since June 2001 amid the pick-up in the economy. Even the tepid U.S. labor market grew significantly by some measures that month./ii/

The combination of economic growth and recent comments from the Fed about the economy exacerbated bond investors' concerns about the course of interest rates. As a result the yields on bonds, which move opposite to their prices, rose over the period following a sharp increase in April in anticipation of still higher rates in coming months./iii/

Please see the chart on the following page for fund performance./1/

          1 Smith Barney Investment Series | 2004 Semi-Annual Report

/1/Each fund is an underlying investment option of various variable annuity products. A variable annuity product is a contract issued by an insurance company where the annuity premium (a set amount of dollars) is immediately turned into units of a portfolio of securities. Upon retirement, the policyholder is paid according to accumulated units whose dollar value varies according to the performance of the securities within the sub-accounts. Its objective is to preserve, through investment, the purchasing value of the annuity, which otherwise is subject to erosion through inflation. The funds' performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the fund. Past performance is not indicative of future results.

                           PERFORMANCE OF THE FUNDS
                             AS OF APRIL 30, 2004

                                                               6 Months
Smith Barney Premier Selections All Cap Growth Portfolio         0.17%
S&P MidCap 400 Index/1/                                          6.93%
Russell 1000 Growth Index/2/                                     4.14%
Russell 2000 Growth Index/3/                                     4.01%
Lipper Multi-Cap Growth Variable Funds Category Average          3.22%
Smith Barney Large Cap Core Portfolio                            3.41%
S&P 500 Index/4/                                                 6.27%
Lipper Large-Cap Core Variable Funds Category Average            4.46%
Smith Barney Growth and Income Portfolio                         4.80%
S&P 500 Index/4/                                                 6.27%
Lipper Large-Cap Core Variable Funds Category Average            4.46%
SB Government Portfolio                                          0.09%
Lehman Brothers Government Bond Index/5/                         0.84%
Lipper General U.S. Government Variable Funds Category Average   0.37%

  The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost.

  The performance returns set forth above do not reflect the reduction of initial charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the funds.

  All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

/1/The S&P MidCap 400 Index is a market value weighted index, which consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation.
/2/The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
/3/The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
/4/The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
/5/The Lehman Brothers Government Bond Index is a broad-based index of all public debt obligations of the U.S. government and its agencies that have an average maturity of roughly nine years.

  Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2004 and include the reinvestment of dividends and capital gains, if any. Returns for the Lipper multi-cap growth variable funds category were calculated among the 1270 funds in that category. Returns for the Lipper large-cap core variable funds category were calculated among the 1864 funds in the category. Returns for the Lipper general U.S. government variable funds category were calculated among the 382 funds in the category.


          2 Smith Barney Investment Series | 2004 Semi-Annual Report

Smith Barney Premier Selections All Cap Growth Portfolio
For the six months ended April 30, 2004, the fund returned 0.17%. These shares underperformed the fund's unmanaged benchmarks, the S&P MidCap 400 Index,/iv/ Russell 1000 Growth Index/v/ and Russell 2000 Growth Index,/vi/ which returned 6.93%, 4.14% and 4.01%, respectively for the same period. They also lagged the fund's Lipper multi-cap growth variable funds category average, which returned 3.22%./2/

The fund underperformed its benchmark indices due largely to poor stock selection in the information technology sector, especially in the semiconductor industry. Although the fund had less exposure to the poorly performing technology sector overall, weak individual positions in this sector dragged down performance versus the benchmarks. Stock selection in the consumer discretionary, industrials and health care sectors also negatively impacted fund performance. However, stock picks in the consumer staples and financials sectors had a positive influence on fund performance in comparison to the benchmarks./vii/

In terms of individual fund holdings, positive contributors to fund performance included shares of gaming operator Station Casinos, Inc., consumer product manufacturer The Gillette Co., and famed investor Warren Buffet's holding company Berkshire Hathaway Inc., (which operates largely in the insurance industry). Top detractors from performance included shares of internet retailer Amazon.com, Inc. and several semiconductor producers including Texas Instruments Inc., Intel Corp., and Cypress Semiconductor Corp./viii/

Smith Barney Large Cap Core Portfolio
For the six months ended April 30, 2004, the fund returned 3.41%. These shares underperformed the fund's unmanaged benchmark, the S&P 500 Index,/ix/ which returned 6.27%, for the same period. They also lagged the fund's Lipper large-cap core variable funds category average, which returned 4.46%./3/

The fund's underperformance relative to its benchmark can be primarily attributed to weak stock selection in the financials, information technology and consumer discretionary sectors. However, the fund's performance was helped by better stock selection in the industrials and health care sectors.

Among the biggest contributors to the fund's performance was its position in Biogen Idec Inc., a biotechnology company that produces the anti-cancer drug, Rituxan. Other primary contributors were Exxon Mobil Corp., an integrated oil and gas company, and Pfizer Inc., the world's largest pharmaceutical company.

On the negative side, detractors from fund performance included Intel Corp., a semiconductor manufacturer, VERITAS Software Corp., a provider of data availability software solutions, and Wyeth, one of the world's largest pharmaceutical and health care products companies./x/

Smith Barney Growth and Income Portfolio

Special Shareholder Notice
Effective November 10, 2003, Kevin Caliendo took on the role of Co-Portfolio Manager of the fund. Mr. Caliendo has been an investment officer with Smith Barney Fund Management LLC (the "manager") and a Director of Citigroup Global Markets Inc., an affiliate of the manager since 2002.

/2/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the six-month period ended April 30, 2004, calculated among the 1270 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any.
/3/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the six-month period ended April 30, 2004, calculated among the 1864 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any.

          3 Smith Barney Investment Series | 2004 Semi-Annual Report

For the six months ended April 30, 2004, the fund returned 4.80%. These shares underperformed the fund's unmanaged benchmark, the S&P 500 Index,/xi/ which returned 6.27%, for the same period. However, they outperformed the fund's Lipper large-cap core variable funds category average, which returned 4.46%./4/

The fund's performance was helped by select positions in the telecommunication services, health care and industrial sectors. In particular, mobile service provider AT&T Wireless Services Inc., biotechnology company Elan Corp. PLC and manufacturing conglomerate Tyco International Ltd. contributed to positive results.

Stock selection in the information technology and consumer discretionary sectors hampered fund performance. Negatively impacting performance were holdings in global telecommunications equipment maker Nortel Networks Corp, semiconductor manufacturer Infineon Technologies AG, and consumer electronics retailer Best Buy Co. Inc./xii/

SB Government Portfolio
For the six months ended April 30, 2004, the fund returned 0.09%. These shares underperformed the fund's unmanaged benchmark, the Lehman Brothers Government Bond Index,/xiii/ which returned 0.84% for the same period. They also lagged the Lipper general U.S. government variable funds category average, which returned 0.37%./5/

Given the recent uncertainty in the direction of interest rates, the portfolio manager took a relatively cautious posture in managing the fund's exposure to interest rate sensitivity versus prior years when the Fed was aggressively cutting its interest rate targets. From a credit perspective, the manager continued to strategically allocate assets among mortgage-backed securities, which held up much better than comparable-maturity U.S. Treasury bonds during April and the period,/xiv/ and it also remained diversified in government agencies and asset-backed securities.

Information About Your Fund
In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The funds' Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 24, 2004

/4/Lipper, Inc. is a major independent mutual-fund tracking organization.
  Returns are based on the six-month period ended April 30, 2004, calculated among the 1,864 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any.
/5/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the six-month period ended April 30, 2004, calculated among the 382 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any.

          4 Smith Barney Investment Series | 2004 Semi-Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of April 30, 2004 and are subject to change. Please refer to pages 6 through 20 for a list and percentage breakdown of the funds' holdings.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

RISKS:
Smith Barney Premier Selections All Cap Growth Portfolio: The fund may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets.

Smith Barney Large Cap Core Portfolio: Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. The fund may engage in active and frequent trading, resulting in increased transaction costs, which could detract from the fund's performance. The fund may use derivatives, such as options and futures, which can have a potentially large impact on the fund's performance.

Smith Barney Growth and Income Portfolio: Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. Lower-rated, higher-yielding bonds, known as "junk bonds" are subject to greater credit risk, including the risk of default, than higher-rated obligations. The fund may engage in short sales. Losses from short sales may be unlimited. The fund may use derivatives, such as options and futures, which can have a potentially large impact on the fund's performance.

SB Government Portfolio: Keep in mind, bond and mortgage-related securities are subject to interest rate and market risks. The U.S. government guarantee of principal and interest payments only applies to underlying securities in the fund's portfolio. Please note that the fund's shares are not guaranteed by the U.S. government or its agencies. The fund may use derivatives, such as options and futures, which can have a potentially large impact on the fund's performance.

/i/Source: Based upon gross domestic product data from the Bureau of Economic
   Analysis (January 30, 2004). Gross domestic product is a market value of goods and services produced by labor and property in a given country. Deflation data was also derived from this source.
/ii/Based upon data released on April 1, 2004 from the U.S. Department of Labor. /iii/Source: Based upon Citigroup index data reflecting average total return on fixed-income securities trading in each respective market.
/iv/The S&P MidCap 400 Index is a market value weighted index which consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation.
/v/The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
/vi/The Russell 2000 Growth Index measures the performance of those Russell
    2000 companies with higher price-to-book ratios and higher forecasted growth values.
/vii/The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings as of April 30, 2004 were: Consumer Discretionary (23.50%); Information Technology (19.72%); Health care (16.71%); Financials (14.53%); Industrials (10.68%).
     The fund's portfolio composition is subject to change at any time. /viii/Portfolio holdings and breakdowns are as of April 30, 2004 and are subject to change and may not be representative of the portfolio manager's current or future investments. The fund's top ten holdings as of this date were: Amazon.com, Inc. (3.46%), Berkshire Hathaway, Inc. (3.39%), Texas Instruments Inc. (3.14%), The Coca-Cola Co. (3.07%), The Gillette Co. (2.76%), Microsoft Corp. (2.23%), American International Group, Inc. (2.19%), Merck & Co. Inc. (2.17%), Station Casinos, Inc. (2.12%), Amgen Inc. (1.96%). Please refer to pages 6 through 10 for a list and percentage breakdown of the fund's holdings.
/ix/The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
/x/Portfolio holdings and breakdowns are as of April 30, 2004 and are subject to change and may not be representative of the portfolio manager's current or future investments. The fund's top ten holdings as of this date were:
   Exxon Mobil Corp. (3.66%), Pfizer Inc. (3.40%), Microsoft Corp. (3.35%), General Electric Co. (2.90%), Intel Corp. (2.71%), SLM Corp. (2.66%), American Express Co. (2.53%), Ambac Financial Group, Inc. (2.41%), InterActiveCorp (2.41%), Dell Inc. (2.40%). Please refer to pages 11 through 14 for a list and percentage breakdown of the fund's holdings.
/xi/The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
/xii/The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings as of April 30, 2004 were: Financials (18.9%), Industrials (14.8%), Health Care (14.4%), Information Technology (13.4%) and Consumer Discretionary (11.7%). The fund's portfolio composition is subject to change at any time.
Portfolioholdings and breakdowns are as of April 30, 2004 and are subject to change and may not be representative of the portfolio manager's current or future investments. The fund's top ten holdings as of this date were: General Electric Co. (3.79%), Pfizer Inc. (3.71%), Exxon Mobil Corp. (2.89%), Microsoft Corp. (2.73%), Bank of America Corp. (2.68%), American International Group, Inc. (2.44%), PepsiCo Inc. (2.33%), Teva Pharmaceutical Industries Ltd. (2.25%), Proctor and Gamble Co. (2.12%) and Wells Fargo & Co. (1.97%). Please refer to pages 15 through 18 for a list and percentage breakdown of the fund's holdings.
/xiii/The Lehman Brothers Government Bond Index is a broad-based index of all public debt obligations of the U.S. government and its agencies that have an average maturity of roughly nine years.
/xiv/Based upon the performance of Citigroup indices reflecting each respective categories of fixed-income securities.

          5 Smith Barney Investment Series | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED)                             APRIL 30, 2004



         Smith Barney Premier Selections All Cap Growth Portfolio

 SHARES                          SECURITY                            VALUE
-----------------------------------------------------------------------------
COMMON STOCK -- 97.8%
CONSUMER DISCRETIONARY -- 23.6%
Auto Components -- 0.6%
   3,400           Lear Corp.                                     $   206,108
-----------------------------------------------------------------------------
Hotels, Restaurants and Leisure -- 3.8%
   8,500           Alliance Gaming Corp.+                             212,245
   6,300           Brinker International, Inc.+                       242,298
   4,100           CBRL Group, Inc.                                   153,955
  16,600           Station Casinos, Inc.                              748,328
-----------------------------------------------------------------------------
                                                                    1,356,826
-----------------------------------------------------------------------------
Internet and Catalog Retail -- 3.5%
  28,100           Amazon.com, Inc.+                                1,221,226
-----------------------------------------------------------------------------
Leisure Equipment and Products -- 0.6%
  11,850           Marvel Enterprises, Inc.+                          225,031
-----------------------------------------------------------------------------
Media -- 5.0%
   2,200           The E.W. Scripps Co., Class A Shares               232,210
  10,400           Harte-Hanks, Inc.                                  249,184
   5,300           Meredith Corp.                                     269,982
   1,700           Pixar, Inc.+                                       116,110
  26,000           Time Warner Inc.+                                  437,320
  19,300           The Walt Disney Co.                                444,479
-----------------------------------------------------------------------------
                                                                    1,749,285
-----------------------------------------------------------------------------
Specialty Retail -- 7.2%
  15,800           Chico's FAS, Inc.+                                 643,534
   9,000           Dick's Sporting Goods, Inc.+                       242,730
  16,200           The Home Depot, Inc.                               570,078
  11,850           Hot Topic, Inc.+                                   263,781
  12,000           Pacific Sunwear of California, Inc.+               257,640
   5,549           PETsMART, Inc.                                     153,707
   7,100           Tractor Supply Co.+                                277,326
   3,400           Williams-Sonoma, Inc.+                             110,432
-----------------------------------------------------------------------------
                                                                    2,519,228
-----------------------------------------------------------------------------
Textiles and Apparel -- 2.9%
  15,000           Coach, Inc.+                                       639,000
  13,800           K-Swiss Inc., Class A Shares                       269,238
   6,900           Tommy Hilfiger Corp.+                              107,640
-----------------------------------------------------------------------------
                                                                    1,015,878
-----------------------------------------------------------------------------
                   TOTAL CONSUMER DISCRETIONARY                     8,293,582
-----------------------------------------------------------------------------
CONSUMER STAPLES -- 7.2%
Beverages -- 3.0%
  21,400           The Coca-Cola Co.                                1,082,198
-----------------------------------------------------------------------------
Food Products -- 1.4%
   7,400           Hormel Foods Corp.                                 225,626
   4,300           Wm. Wrigley Jr. Co.                                265,310
-----------------------------------------------------------------------------
                                                                      490,936
-----------------------------------------------------------------------------

                      See Notes to Financial Statements.

          6 Smith Barney Investment Series | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004


         Smith Barney Premier Selections All Cap Growth Portfolio

 SHARES                          SECURITY                            VALUE
-----------------------------------------------------------------------------
Personal Products -- 2.8%
  23,800        The Gillette Co.                                  $   973,896
-----------------------------------------------------------------------------
                TOTAL CONSUMER STAPLES                              2,547,030
-----------------------------------------------------------------------------
ENERGY -- 2.8%
Energy Equipment and Services -- 2.0%
   9,800        FMC Technologies, Inc.+                               267,050
   4,850        Nabors Industries, Ltd.+                              215,146
   3,800        Smith International, Inc.+                            208,050
-----------------------------------------------------------------------------
                                                                      690,246
-----------------------------------------------------------------------------
Oil and Gas -- 0.8%
   3,900        Murphy Oil Corp.                                      267,150
-----------------------------------------------------------------------------
                TOTAL ENERGY                                          957,396
-----------------------------------------------------------------------------
FINANCIALS -- 14.5%
Banks -- 2.6%
   5,050        Banknorth Group, Inc.                                 154,681
   4,500        Investors Financial Services Corp.                    174,915
   6,500        New York Community Bancorp, Inc.                      162,955
   4,300        Westamerica Bancorp.                                  208,980
   3,800        Zion Bancorp.                                         214,776
-----------------------------------------------------------------------------
                                                                      916,307
-----------------------------------------------------------------------------
Diversified Financials -- 3.6%
   7,950        Affiliated Managers Group, Inc.+                      387,165
   2,500        The Bear Stearns Cos. Inc.                            200,350
  10,200        Merrill Lynch & Co., Inc.                             553,146
  11,000        Providian Financial Corp.+                            133,430
-----------------------------------------------------------------------------
                                                                    1,274,091
-----------------------------------------------------------------------------
Insurance -- 8.3%
   3,667        Ambac Financial Group, Inc.                           253,023
  10,800        American International Group, Inc.                    773,820
     384        Berkshire Hathaway, Inc., Class B Shares+           1,197,696
   6,000        Hilb, Rogal and Hamilton Co.                          215,100
   5,000        Lincoln National Corp.                                224,400
   7,500        Willis Group Holdings Ltd.                            272,325
-----------------------------------------------------------------------------
                                                                    2,936,364
-----------------------------------------------------------------------------
                TOTAL FINANCIALS                                    5,126,762
-----------------------------------------------------------------------------
HEALTH CARE -- 16.7%
Biotechnology -- 2.8%
  12,300        Amgen Inc.+                                           692,121
   3,000        Gilead Sciences, Inc.+                                182,490
   1,800        Martek Biosciences Corp.+                             114,282
-----------------------------------------------------------------------------
                                                                      988,893
-----------------------------------------------------------------------------
Health Care Equipment and Supplies -- 2.1%
   4,450        DENTSPLY International Inc.                           215,647
   5,600        ResMed Inc.+                                          275,968
   6,800        Wright Medical Group, Inc.+                           233,512
-----------------------------------------------------------------------------
                                                                      725,127
-----------------------------------------------------------------------------

                      See Notes to Financial Statements.

          7 Smith Barney Investment Series | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004



         Smith Barney Premier Selections All Cap Growth Portfolio

 SHARES                          SECURITY                            VALUE
-----------------------------------------------------------------------------
Health Care Providers and Services -- 5.0%
  14,400       Coventry Health Care, Inc.+                        $   602,496
   7,500       Henry Schein, Inc.+                                    528,525
  13,400       Select Medical Corp.+                                  253,930
   7,400       Sierra Health Services, Inc.+                          274,910
   2,550       Universal Health Services, Inc.+                       111,945
-----------------------------------------------------------------------------
                                                                    1,771,806
-----------------------------------------------------------------------------
Pharmaceuticals -- 6.8%
  11,500       Johnson & Johnson                                      621,345
   7,000       Medicis Pharmaceutical Corp., Class A Shares           300,440
  16,300       Merck & Co. Inc.                                       766,100
   3,900       NPS Pharmaceuticals, Inc.+                              97,695
  17,500       Pfizer Inc.                                            625,800
-----------------------------------------------------------------------------
                                                                    2,411,380
-----------------------------------------------------------------------------
               TOTAL HEALTH CARE                                    5,897,206
-----------------------------------------------------------------------------
INDUSTRIALS -- 10.7%
Aerospace and Defense -- 1.1%
  15,400       Aeroflex Inc.+                                         193,732
   3,085       Alliant Techsystems Inc.+                              182,910
-----------------------------------------------------------------------------
                                                                      376,642
-----------------------------------------------------------------------------
Airlines -- 0.3%
   5,600       SkyWest, Inc.                                          101,920
-----------------------------------------------------------------------------
Building Products -- 0.6%
   2,000       American Standard Cos. Inc.+                           210,380
-----------------------------------------------------------------------------
Commercial Services and Supplies -- 2.7%
   8,900       Alliance Data Systems Corp.+                           309,453
   7,101       ARAMARK Corp., Class B Shares+                         203,089
   5,600       DST Systems, Inc.+                                     247,240
   4,250       Manpower Inc.                                          199,325
-----------------------------------------------------------------------------
                                                                      959,107
-----------------------------------------------------------------------------
Construction and Engineering -- 0.4%
   3,800       Jacobs Engineering Group Inc.+                         158,498
-----------------------------------------------------------------------------
Industrial Conglomerates -- 2.1%
   4,400       Carlisle Cos. Inc.                                     260,700
  16,000       General Electric Co.                                   479,200
-----------------------------------------------------------------------------
                                                                      739,900
-----------------------------------------------------------------------------
Machinery -- 1.1%
   3,900       Kennametal Inc.                                        168,324
   4,600       Navistar International Corp.+                          207,690
-----------------------------------------------------------------------------
                                                                      376,014
-----------------------------------------------------------------------------
Road and Rail -- 0.7%
  10,100       Heartland Express, Inc.                                247,955
-----------------------------------------------------------------------------
Trading Companies and Distributors -- 1.7%
   4,600       Fastenal Co.                                           252,402
  12,100       MSC Industrial Direct Co., Class A Shares              346,786
-----------------------------------------------------------------------------
                                                                      599,188
-----------------------------------------------------------------------------
               TOTAL INDUSTRIALS                                    3,769,604
-----------------------------------------------------------------------------

                      See Notes to Financial Statements.

          8 Smith Barney Investment Series  | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004


         Smith Barney Premier Selections All Cap Growth Portfolio

 SHARES                          SECURITY                            VALUE
-----------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 19.7%
Communications Equipment -- 3.3%
   8,700           Advanced Fibre Communications, Inc.+           $   145,290
  13,100           Cisco Systems, Inc.+                               273,397
  27,600           Motorola, Inc.                                     503,700
  14,700           Tekelec+                                           245,049
-----------------------------------------------------------------------------
                                                                    1,167,436
-----------------------------------------------------------------------------
Computers and Peripherals -- 1.6%
   9,400           Dell Inc.+                                         326,274
   9,600           Electronics for Imaging, Inc.+                     243,648
-----------------------------------------------------------------------------
                                                                      569,922
-----------------------------------------------------------------------------
Electronic Equipment and Instruments -- 2.5%
   8,400           Benchmark Electronics, Inc.+                       227,052
   7,700           Celestica, Inc.+                                   135,366
   4,300           Diebold, Inc.                                      198,187
   3,700           Jabil Circuit, Inc.+                                97,643
   8,000           Thermo Electron Corp.+                             233,600
-----------------------------------------------------------------------------
                                                                      891,848
-----------------------------------------------------------------------------
Semiconductor Equipment and Products -- 7.2%
   4,600           Cymer, Inc.+                                       147,108
  15,700           Cypress Semiconductor Corp.+                       219,329
  13,800           Integrated Device Technology, Inc.+                185,610
  20,300           Intel Corp.                                        522,319
  18,400           Micrel, Inc.+                                      224,848
  11,400           Microsemi Corp.+                                   123,918
  44,100           Texas Instruments Inc.                           1,106,910
-----------------------------------------------------------------------------
                                                                    2,530,042
-----------------------------------------------------------------------------
Software -- 5.1%
   4,850           Mercury Interactive Corp.+                         206,368
  30,300           Microsoft Corp.                                    786,891
  36,000           Quest Software, Inc.+                              405,000
  15,600           Siebel Systems, Inc.+                              160,368
   5,600           Synopsys, Inc.+                                    149,688
   3,400           VERITAS Software Corp.+                             90,678
-----------------------------------------------------------------------------
                                                                    1,798,993
-----------------------------------------------------------------------------
                   TOTAL INFORMATION TECHNOLOGY                     6,958,241
-----------------------------------------------------------------------------
MATERIALS -- 2.6%
Containers and Packaging -- 1.4%
   6,500           Jarden Corp.+                                      241,800
  13,500           Smurfit-Stone Container Corp.+                     232,065
-----------------------------------------------------------------------------
                                                                      473,865
-----------------------------------------------------------------------------
Metals and Mining -- 0.6%
  15,100           Glamis Gold Ltd.+                                  217,440
-----------------------------------------------------------------------------
Paper and Forest Products -- 0.6%
   5,100           Bowater Inc.                                       213,945
-----------------------------------------------------------------------------
                   TOTAL MATERIALS                                    905,250
-----------------------------------------------------------------------------
                   TOTAL COMMON STOCK
                   (Cost -- $30,873,591)                           34,455,071
-----------------------------------------------------------------------------

                      See Notes to Financial Statements.


          9 Smith Barney Investment Series | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004



                       Smith Barney Premier Selections All Cap Growth Portfolio
  FACE
 AMOUNT                                        SECURITY                                           VALUE
----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.2%
$760,000 UBS Warburg LLC dated 4/30/04, 0.920% due 5/3/04; Proceeds at maturity -- $760,058;
           (Fully collateralized by U.S. Treasury Inflation Indexed Notes, 3.000% due 7/15/12;
           Market value -- $775,205) (Cost -- $760,000)                                        $   760,000
----------------------------------------------------------------------------------------------------------
         TOTAL INVESTMENTS -- 100.0%
         (Cost -- $31,633,591*)                                                                $35,215,071
----------------------------------------------------------------------------------------------------------

+ Non-income producing security.
* Aggregate cost for Federal income tax purposes is substantially the same.



                      See Notes to Financial Statements.

          10 Smith Barney Investment Series | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004


         Smith Barney Large Cap Core Portfolio

SHARES                 SECURITY                     VALUE
------------------------------------------------------------
COMMON STOCK -- 95.0%
CONSUMER DISCRETIONARY -- 13.2%
Hotels, Restaurants and Leisure -- 1.0%
18,350 Outback Steakhouse, Inc.                  $   806,116
------------------------------------------------------------
Internet and Catalog Retail -- 2.4%
59,725 InterActiveCorp+                            1,903,436
------------------------------------------------------------
Media -- 4.6%
33,332 Comcast Corp., Class A Shares+              1,003,293
12,700 The News Corp. Ltd., Preferred ADR Shares     428,625
56,625 Time Warner Inc.+                             952,433
32,031 Viacom Inc., Class B Shares                 1,237,998
------------------------------------------------------------
                                                   3,622,349
------------------------------------------------------------
Multiline Retail -- 3.0%
21,900 Target Corp.                                  949,803
25,125 Wal-Mart Stores, Inc.                       1,432,125
------------------------------------------------------------
                                                   2,381,928
------------------------------------------------------------
Specialty Retail -- 2.2%
 9,050 Bed Bath and Beyond Inc.+                     335,936
26,226 The Home Depot, Inc.                          922,893
20,550 The TJX Cos., Inc.                            504,914
------------------------------------------------------------
                                                   1,763,743
------------------------------------------------------------
       TOTAL CONSUMER DISCRETIONARY               10,477,572
------------------------------------------------------------
CONSUMER STAPLES -- 6.2%
Beverages -- 2.0%
 8,100 The Coca-Cola Co.                             409,617
21,755 PepsiCo, Inc.                               1,185,430
------------------------------------------------------------
                                                   1,595,047
------------------------------------------------------------
Food Products -- 1.4%
30,700 Archer-Daniels-Midland Co.                    539,092
13,250 Kellogg Co.                                   568,425
------------------------------------------------------------
                                                   1,107,517
------------------------------------------------------------
Household Products -- 1.8%
13,375 The Procter & Gamble Co.                    1,414,406
------------------------------------------------------------
Personal Products -- 1.0%
18,375 The Estee Lauder Cos. Inc.                    839,921
------------------------------------------------------------
       TOTAL CONSUMER STAPLES                      4,956,891
------------------------------------------------------------
ENERGY -- 6.4%
Energy Equipment and Services -- 1.7%
30,700 Halliburton Co.                               914,860
11,450 Noble Corp.+                                  425,482
------------------------------------------------------------
                                                   1,340,342
------------------------------------------------------------

                      See Notes to Financial Statements.

          11 Smith Barney Investment Series | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004


             Smith Barney Large Cap Core Portfolio

SHARES                     SECURITY                          VALUE
---------------------------------------------------------------------
Oil and Gas -- 4.7%
68,056 Exxon Mobil Corp.                                  $ 2,895,783
 9,200 Total SA, Sponsored ADR                                847,504
---------------------------------------------------------------------
                                                            3,743,287
---------------------------------------------------------------------
       TOTAL ENERGY                                         5,083,629
---------------------------------------------------------------------
FINANCIALS -- 18.8%
Banks -- 5.1%
30,900 The Bank of New York Co., Inc.                         900,426
14,200 Comerica Inc.                                          733,146
22,950 Fifth Third Bancorp                                  1,231,497
20,050 Wells Fargo & Co.                                    1,132,023
---------------------------------------------------------------------
                                                            3,997,092
---------------------------------------------------------------------
Diversified Financials -- 9.5%
40,875 American Express Co.                                 2,000,831
 8,400 The Goldman Sachs Group, Inc.                          812,700
15,575 J.P. Morgan Chase & Co.                                585,620
40,550 MBNA Corp.                                             988,609
19,800 Merrill Lynch & Co., Inc.                            1,073,754
54,900 SLM Corp.                                            2,103,219
---------------------------------------------------------------------
                                                            7,564,733
---------------------------------------------------------------------
Insurance -- 4.2%
27,625 Ambac Financial Group, Inc.                          1,906,125
20,225 American International Group, Inc.                   1,449,121
---------------------------------------------------------------------
                                                            3,355,246
---------------------------------------------------------------------
       TOTAL FINANCIALS                                    14,917,071
---------------------------------------------------------------------
HEALTH CARE -- 15.4%
Biotechnology -- 3.2%
22,535 Amgen Inc.+                                          1,268,044
21,320 Biogen Idec Inc.+                                    1,257,880
---------------------------------------------------------------------
                                                            2,525,924
---------------------------------------------------------------------
Health Care Equipment and Supplies -- 2.2%
17,275 Medtronic, Inc.                                        871,696
11,200 St. Jude Medical, Inc.+                                854,112
---------------------------------------------------------------------
                                                            1,725,808
---------------------------------------------------------------------
Health Care Providers and Services -- 0.5%
 4,375 Anthem, Inc.+                                          387,538
---------------------------------------------------------------------
Pharmaceuticals -- 9.5%
10,975 Johnson & Johnson                                      592,979
17,200 Merck & Co. Inc.                                       808,400
75,140 Pfizer Inc.                                          2,687,006
30,250 Teva Pharmaceutical Industries Ltd., Sponsored ADR   1,862,190
43,225 Wyeth                                                1,645,576
---------------------------------------------------------------------
                                                            7,596,151
---------------------------------------------------------------------
       TOTAL HEALTH CARE                                   12,235,421
---------------------------------------------------------------------

                      See Notes to Financial Statements.

          12 Smith Barney Investment Series | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004


       Smith Barney Large Cap Core Portfolio

SHARES               SECURITY                   VALUE
--------------------------------------------------------
INDUSTRIALS -- 11.7%
Aerospace and Defense -- 1.6%
 5,900    General Dynamics Corp.             $   552,358
 8,100    United Technologies Corp.              698,706
--------------------------------------------------------
                                               1,251,064
--------------------------------------------------------
Airlines -- 1.1%
62,300    Southwest Airlines Co.                 889,644
--------------------------------------------------------
Commercial Services and Supplies -- 0.7%
14,125    Paychex, Inc.                          526,580
--------------------------------------------------------
Industrial Conglomerates -- 4.9%
 8,850    3M Co.                                 765,348
76,555    General Electric Co.                 2,292,822
29,900    Tyco International Ltd.                820,755
--------------------------------------------------------
                                               3,878,925
--------------------------------------------------------
Machinery -- 2.6%
10,900    AGCO Corp.+                            209,825
10,450    Danaher Corp.                          966,834
11,800    ITT Industries, Inc.                   935,622
--------------------------------------------------------
                                               2,112,281
--------------------------------------------------------
Road and Rail -- 0.8%
17,550    Canadian National Railway Co.          662,864
--------------------------------------------------------
          TOTAL INDUSTRIALS                    9,321,358
--------------------------------------------------------
INFORMATION TECHNOLOGY -- 17.9%
Communications Equipment -- 3.2%
39,300    Cisco Systems, Inc.+                   820,191
24,200    Juniper Networks, Inc.+                529,496
30,300    Motorola, Inc.                         552,975
44,500    Nokia Oyj, Sponsored ADR               623,445
--------------------------------------------------------
                                               2,526,107
--------------------------------------------------------
Computers and Peripherals -- 3.0%
54,675    Dell Inc.+                           1,897,769
43,825    EMC Corp.+                             489,087
--------------------------------------------------------
                                               2,386,856
--------------------------------------------------------
Electronic Equipment and Instruments -- 1.4%
27,200    Agilent Technologies, Inc.+            734,672
21,575    Flextronics International Ltd.+        347,358
--------------------------------------------------------
                                               1,082,030
--------------------------------------------------------
IT Consulting and Services -- 0.2%
 8,700    Accenture Ltd., Class A Shares+        206,799
--------------------------------------------------------
Semiconductor Equipment and Products -- 2.7%
83,193    Intel Corp.                          2,140,556
--------------------------------------------------------

                      See Notes to Financial Statements.

          13 Smith Barney Investment Series | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004


                                   Smith Barney Large Cap Core Portfolio

  SHARES                                         SECURITY                                           VALUE
------------------------------------------------------------------------------------------------------------
Software -- 7.4%
    29,400 BEA Systems, Inc.+                                                                    $   335,454
     4,600 Electronic Arts Inc.+                                                                     232,852
   101,885 Microsoft Corp.                                                                         2,645,953
    17,600 SAP AG, Sponsored ADR                                                                     656,128
    54,050 Siebel Systems, Inc.+                                                                     555,634
    55,395 VERITAS Software Corp.+                                                                 1,477,385
------------------------------------------------------------------------------------------------------------
                                                                                                   5,903,406
------------------------------------------------------------------------------------------------------------
           TOTAL INFORMATION TECHNOLOGY                                                           14,245,754
------------------------------------------------------------------------------------------------------------
MATERIALS -- 4.8%
Chemicals -- 1.7%
    13,700 Air Products & Chemicals, Inc.                                                            682,397
    15,500 E.I. du Pont de Nemours & Co.                                                             665,725
------------------------------------------------------------------------------------------------------------
                                                                                                   1,348,122
------------------------------------------------------------------------------------------------------------
Metals and Mining -- 1.7%
    27,225 Alcoa Inc.                                                                                837,169
    12,700 Newmont Mining Corp.                                                                      474,980
------------------------------------------------------------------------------------------------------------
                                                                                                   1,312,149
------------------------------------------------------------------------------------------------------------
Paper and Forest Products -- 1.4%
    26,600 Bowater Inc.                                                                            1,115,870
------------------------------------------------------------------------------------------------------------
           TOTAL MATERIALS                                                                         3,776,141
------------------------------------------------------------------------------------------------------------
UTILITIES -- 0.6%
Electric Utilities -- 0.6%
     7,475 Exelon Corp.                                                                              500,376
------------------------------------------------------------------------------------------------------------
           TOTAL COMMON STOCK
           (Cost -- $69,678,536)                                                                  75,514,213
------------------------------------------------------------------------------------------------------------
   FACE
  AMOUNT                                         SECURITY                                           VALUE
------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.0%
$3,935,000 UBS Warburg LLC dated 4/30/04, 0.920% due 5/3/04; Proceeds at maturity -- $3,935,302;
             (Fully collateralized by U.S. Treasury Inflation Indexed Notes, 3.000% due 7/15/12;
             Market value -- $4,013,725) (Cost -- $3,935,000)                                      3,935,000
------------------------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100.0%
           (Cost -- $73,613,536*)                                                                $79,449,213
------------------------------------------------------------------------------------------------------------

+ Non-income producing security.
* Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

          14 Smith Barney Investment Series | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004


                             Smith Barney Growth and Income Portfolio

SHARES                                       SECURITY                                           VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCK -- 96.7%
CONSUMER DISCRETIONARY -- 11.7%
Hotels, Restaurants and Leisure -- 0.8%
18,880 McDonald's Corp.                                                                      $   514,102
-------------------------------------------------------------------------------------------------------
Household Durables -- 1.0%
28,910 Newell Rubbermaid Inc.                                                                    683,432
-------------------------------------------------------------------------------------------------------
Internet and Catalog Retail -- 1.2%
25,260 InterActiveCorp+                                                                          805,036
-------------------------------------------------------------------------------------------------------
Leisure Equipment and Products -- 0.7%
25,710 Mattel, Inc.                                                                              436,042
-------------------------------------------------------------------------------------------------------
Media -- 4.4%
21,420 Comcast Corp., Class A Shares+                                                            644,742
 7,210 Comcast Corp., Special Class A Shares+                                                    209,018
56,054 Liberty Media Corp., Class A Shares+                                                      613,231
15,920 The News Corp. Ltd., Preferred Shares ADR                                                 537,300
22,170 Viacom Inc., Class B Shares                                                               856,870
-------------------------------------------------------------------------------------------------------
                                                                                               2,861,161
-------------------------------------------------------------------------------------------------------
Multiline Retail -- 1.2%
19,990 Costco Wholesale Corp.                                                                    748,625
-------------------------------------------------------------------------------------------------------
Specialty Retail -- 2.4%
19,190 Best Buy Co., Inc.                                                                      1,041,057
14,340 The Home Depot, Inc.                                                                      504,625
-------------------------------------------------------------------------------------------------------
                                                                                               1,545,682
-------------------------------------------------------------------------------------------------------
       TOTAL CONSUMER DISCRETIONARY                                                            7,594,080
-------------------------------------------------------------------------------------------------------
CONSUMER STAPLES -- 8.5%
Beverages -- 2.3%
27,730 PepsiCo, Inc.                                                                           1,511,008
-------------------------------------------------------------------------------------------------------
Food Products -- 1.2%
17,920 Kellogg Co.                                                                               768,768
-------------------------------------------------------------------------------------------------------
Household Products -- 3.9%
18,030 Kimberly-Clark Corp.                                                                    1,180,064
13,000 The Procter & Gamble Co.                                                                1,374,750
-------------------------------------------------------------------------------------------------------
                                                                                               2,554,814
-------------------------------------------------------------------------------------------------------
Personal Products -- 1.1%
14,880 The Estee Lauder Cos. Inc.                                                                680,165
-------------------------------------------------------------------------------------------------------
       TOTAL CONSUMER STAPLES                                                                  5,514,755
-------------------------------------------------------------------------------------------------------
ENERGY -- 7.3%
Energy Equipment and Services -- 1.8%
24,540 ENSCO International Inc.                                                                  671,660
18,310 GlobalSantaFe Corp.                                                                       482,835
-------------------------------------------------------------------------------------------------------
                                                                                               1,154,495
-------------------------------------------------------------------------------------------------------
Oil and Gas -- 5.5%
 6,080 ChevronTexaco Corp.                                                                       556,320
44,130 Exxon Mobil Corp.                                                                       1,877,731
12,780 Total SA, Sponsored ADR*                                                                1,177,294
-------------------------------------------------------------------------------------------------------
                                                                                               3,611,345
-------------------------------------------------------------------------------------------------------
       TOTAL ENERGY                                                                            4,765,840
-------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

          15 Smith Barney Investment Series | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004


                             Smith Barney Growth and Income Portfolio

SHARES                                       SECURITY                                           VALUE
--------------------------------------------------------------------------------------------------------
FINANCIALS -- 18.9%
Banks -- 9.5%
21,588 Bank of America Corp.                                                                 $ 1,737,618
16,290 The Bank of New York Co., Inc.                                                            474,691
17,960 Bank One Corp.                                                                            886,685
 8,700 Comerica Inc.                                                                             449,181
10,040 Fifth Third Bancorp                                                                       538,746
18,120 U.S. Bancorp                                                                              464,597
 7,180 Wachovia Corp.                                                                            328,485
22,680 Wells Fargo & Co.                                                                       1,280,513
-------------------------------------------------------------------------------------------------------
                                                                                               6,160,516
-------------------------------------------------------------------------------------------------------
Diversified Financials -- 5.3%
16,260 American Express Co.                                                                      795,927
 5,710 Freddie Mac                                                                               333,464
 8,500 The Goldman Sachs Group, Inc.                                                             822,375
11,380 J.P. Morgan Chase & Co.                                                                   427,888
18,480 MBNA Corp.                                                                                450,542
10,850 Merrill Lynch & Co., Inc.                                                                 588,396
-------------------------------------------------------------------------------------------------------
                                                                                               3,418,592
-------------------------------------------------------------------------------------------------------
Insurance -- 4.1%
22,160 American International Group, Inc.                                                      1,587,764
     6 Berkshire Hathaway Inc., Class A Shares+                                                  560,340
 7,500 The Chubb Corp.                                                                           517,500
-------------------------------------------------------------------------------------------------------
                                                                                               2,665,604
-------------------------------------------------------------------------------------------------------
       TOTAL FINANCIALS                                                                       12,244,712
-------------------------------------------------------------------------------------------------------
HEALTH CARE -- 14.4%
Biotechnology -- 1.9%
13,580 Amgen Inc.+                                                                               764,147
 6,200 OSI Pharmaceuticals, Inc.+*                                                               457,498
-------------------------------------------------------------------------------------------------------
                                                                                               1,221,645
-------------------------------------------------------------------------------------------------------
Health Care Equipment and Supplies -- 2.2%
 8,500 Fisher Scientific International+                                                          497,675
14,820 Guidant Corp.                                                                             933,808
-------------------------------------------------------------------------------------------------------
                                                                                               1,431,483
-------------------------------------------------------------------------------------------------------
Health Care Providers and Services -- 1.0%
 7,550 Anthem, Inc.+                                                                             668,779
-------------------------------------------------------------------------------------------------------
Pharmaceuticals -- 9.3%
21,770 GlaxoSmithKline PLC, Sponsored ADR                                                        914,340
 9,450 Johnson & Johnson                                                                         510,584
67,400 Pfizer Inc.                                                                             2,410,224
42,570 Schering-Plough Corp.                                                                     712,196
23,690 Teva Pharmaceutical Industries Ltd., Sponsored ADR*                                     1,458,356
-------------------------------------------------------------------------------------------------------
                                                                                               6,005,700
-------------------------------------------------------------------------------------------------------
       TOTAL HEALTH CARE                                                                       9,327,607
-------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


          16 Smith Barney Investment Series | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004


                              Smith Barney Growth and Income Portfolio

SHARES                                        SECURITY                                           VALUE
---------------------------------------------------------------------------------------------------------
INDUSTRIALS -- 14.8%
Aerospace and Defense -- 2.7%
 29,180 The Boeing Co.                                                                        $ 1,245,694
 10,850 Lockheed Martin Corp.                                                                     517,545
--------------------------------------------------------------------------------------------------------
                                                                                                1,763,239
--------------------------------------------------------------------------------------------------------
Building Products -- 1.0%
  6,360 American Standard Cos. Inc.+                                                              669,008
--------------------------------------------------------------------------------------------------------
Commercial Services and Supplies -- 2.6%
  9,790 Avery Dennison Corp.                                                                      628,812
 20,010 Paychex, Inc.                                                                             745,973
 10,840 Waste Management, Inc.                                                                    307,856
--------------------------------------------------------------------------------------------------------
                                                                                                1,682,641
--------------------------------------------------------------------------------------------------------
Industrial Conglomerates -- 6.1%
 82,280 General Electric Co.                                                                    2,464,286
 21,140 Honeywell International Inc.                                                              731,021
 28,930 Tyco International Ltd.                                                                   794,128
--------------------------------------------------------------------------------------------------------
                                                                                                3,989,435
--------------------------------------------------------------------------------------------------------
Machinery -- 1.6%
  8,580 Eaton Corp.                                                                               509,480
 11,490 Navistar International Corp.+                                                             518,774
--------------------------------------------------------------------------------------------------------
                                                                                                1,028,254
--------------------------------------------------------------------------------------------------------
Road and Rail -- 0.8%
 13,335 Canadian National Railway Co.                                                             503,663
--------------------------------------------------------------------------------------------------------
        TOTAL INDUSTRIALS                                                                       9,636,240
--------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 13.4%
Communications Equipment -- 2.6%
226,980 ADC Telecommunications, Inc.+                                                             567,450
 21,850 Cisco Systems, Inc.+                                                                      456,009
  3,400 Motorola, Inc.                                                                             62,050
163,110 Nortel Networks Corp.+                                                                    610,031
--------------------------------------------------------------------------------------------------------
                                                                                                1,695,540
--------------------------------------------------------------------------------------------------------
Computers and Peripherals -- 3.2%
 26,190 Dell Inc.+                                                                                909,055
 36,150 Hewlett-Packard Co.                                                                       712,155
  5,200 International Business Machines Corp.                                                     458,484
--------------------------------------------------------------------------------------------------------
                                                                                                2,079,694
--------------------------------------------------------------------------------------------------------
Semiconductor Equipment and Products -- 3.6%
 54,160 Infineon Technologies AG, Sponsored ADR*                                                  683,499
 44,910 Intel Corp.                                                                             1,155,534
 16,980 Microchip Technology Inc.                                                                 475,780
--------------------------------------------------------------------------------------------------------
                                                                                                2,314,813
--------------------------------------------------------------------------------------------------------
Software -- 4.0%
 30,190 BMC Software, Inc.+                                                                       522,287
 68,160 Microsoft Corp.                                                                         1,770,115
 26,980 Oracle Corp.+                                                                             302,716
--------------------------------------------------------------------------------------------------------
                                                                                                2,595,118
--------------------------------------------------------------------------------------------------------
        TOTAL INFORMATION TECHNOLOGY                                                            8,685,165
--------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

          17 Smith Barney Investment Series | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004


                                 Smith Barney Growth and Income Portfolio

  SHARES                                         SECURITY                                           VALUE
------------------------------------------------------------------------------------------------------------
MATERIALS -- 3.7%
Containers and Packaging -- 0.5%
    18,690 Smurfit-Stone Container Corp.+                                                        $   321,281
-----------------------------------------------------------------------------------------------------------
Metals and Mining -- 2.0%
    28,060 Alcoa Inc.                                                                                862,845
    21,950 Barrick Gold Corp.                                                                        422,098
-----------------------------------------------------------------------------------------------------------
                                                                                                   1,284,943
-----------------------------------------------------------------------------------------------------------
Paper and Forest Products -- 1.2%
    19,930 International Paper Co.                                                                   803,578
-----------------------------------------------------------------------------------------------------------
           TOTAL MATERIALS                                                                         2,409,802
-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 1.4%
Wireless Telecommunication Services -- 1.4%
    64,690 AT&T Wireless Services Inc.+                                                              893,369
-----------------------------------------------------------------------------------------------------------
UTILITIES -- 2.6%
Electric Utilities -- 0.8%
    14,480 FirstEnergy Corp.                                                                         566,168
-----------------------------------------------------------------------------------------------------------
Gas Utilities -- 0.9%
    82,290 El Paso Corp.                                                                             576,853
-----------------------------------------------------------------------------------------------------------
Multi-Utilities -- 0.9%
    28,160 NiSource Inc.                                                                             567,706
-----------------------------------------------------------------------------------------------------------
           TOTAL UTILITIES                                                                         1,710,727
-----------------------------------------------------------------------------------------------------------
           TOTAL COMMON STOCK
           (Cost -- $55,686,010)                                                                  62,782,297
-----------------------------------------------------------------------------------------------------------
   FACE
  AMOUNT                                         SECURITY                                           VALUE
------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.3%
$2,154,000 UBS Financial Services Inc. dated 4/30/04, 0.920% due 5/3/04; Proceeds at maturity -- $2,154,165; (Fully collateralized by U.S. Treasury Inflation Indexed
             Notes, 3.000% due 7/15/12; Market value -- $2,197,094) (Cost -- $2,154,000)           2,154,000
-----------------------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100.0% (Cost -- $57,840,010**)                                   $64,936,297
-----------------------------------------------------------------------------------------------------------
LOANED SECURITIES COLLATERAL
 2,860,377 State Street Navigator Securities Lending Trust Prime Portfolio (Cost -- $2,860,377)  $ 2,860,377
-----------------------------------------------------------------------------------------------------------

+ Non-income producing security.
* All or a portion of this security is on loan (See Note 6).
**Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

          18 Smith Barney Investment Series | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004


                           SB Government Portfolio
   FACE
  AMOUNT                          SECURITY                            VALUE
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 23.8%
            U.S. Treasury Notes:
$11,000,000  3.250% due 8/15/07 (a)(b)                             $ 11,094,534
 10,000,000  3.000% due 2/15/08 (a)                                   9,931,650
  5,000,000  3.125% due 4/15/09 (a)                                   4,891,605
  1,500,000  4.875% due 2/15/12 (a)                                   1,559,883
  5,000,000  4.000% due 11/15/12 (a)                                  4,871,485
  5,000,000  4.000% due 2/15/14 (a)                                   4,804,690
            U.S. Treasury Bonds:
    300,000  7.250% due 5/15/16 (a)                                     365,578
    200,000  9.000% due 11/15/18 (a)(b)                                 281,414
    700,000  7.625% due 2/15/25 (a)                                     902,043
  1,350,000 U.S. Treasury Strip, due 5/15/05                          1,327,679
-------------------------------------------------------------------------------
            TOTAL U.S. TREASURY OBLIGATIONS
            (Cost -- $40,403,243)                                    40,030,561
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 2.1%
            Fannie Mae:
  1,700,000  5.250% due 1/15/09 (a)                                   1,798,660
  1,000,000  3.066% due 2/17/09 (a)                                     990,510
    700,000 Federal Home Loan Bank (FHLB), 6.500% due 11/15/05 (a)      746,544
-------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT AGENCIES
            (Cost -- $3,381,988)                                      3,535,714
-------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 37.8%
            Federal Home Loan Mortgage Corp. (FHLMC), Gold:
    549,713  5.000% due 2/15/26 (a)                                     551,524
    494,616  6.500% due 9/1/31 (a)                                      515,258
    259,754  6.000% due 12/1/31 (a)                                     265,878
    734,384  4.500% due 4/15/32 (a)                                     726,519
  1,482,390  6.000% due 4/15/34 (a)                                   1,484,243
  3,000,000  5.000% due 5/13/34 (c)(d)                                2,909,064
  8,000,000  6.000% due 5/13/34 (c)(d)                                8,185,000
            Federal National Mortgage Association (FNMA):
    108,509  6.000% due 8/1/16 (a)                                      113,278
  1,000,000  6.000% due 5/18/19 (c)(d)                                1,043,125
  1,000,000  6.500% due 5/18/19 (c)(d)                                1,059,062
     43,755  6.500% due 4/1/29 (a)                                       45,614
    219,661  7.000% due 11/1/31 (a)                                     232,275
     26,564  7.500% due 3/1/32 (a)                                       28,424
    205,769  7.500% due 4/1/32 (a)                                      220,176
    233,298  6.500% due 5/1/32 (a)                                      242,944
    486,886  6.000% due 6/1/32 (a)                                      498,468
    131,306  7.500% due 12/1/32 (a)                                     140,499
  3,662,357  6.000% due 1/1/33 (a)                                    3,749,475
 25,000,000  5.500% due 5/13/34 (c)(d)                               24,945,300
  6,000,000  6.500% due 5/13/34 (c)(d)                                6,245,628
  1,000,000  7.000% due 5/13/34 (c)(d)                                1,057,500

                      See Notes to Financial Statements.

          19 Smith Barney Investment Series | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004


                                                SB Government Portfolio
   FACE
  AMOUNT                                               SECURITY                                                VALUE
------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 37.8% (continued)
            Government National Mortgage Association (GNMA):
$   134,544  6.500% due 6/15/31 (a)                                                                         $    140,614
    172,438  7.000% due 9/15/31 (a)                                                                              183,513
  8,913,273  6.000% due 3/15/33 (a)                                                                            9,146,360
------------------------------------------------------------------------------------------------------------------------
            TOTAL MORTGAGE-BACKED SECURITIES
            (Cost -- $63,933,675)                                                                             63,729,741
------------------------------------------------------------------------------------------------------------------------
PAC IOs -- 0.3%
  5,000,000 Federal Home Loan Mortgage Corp., yield to maturity 5.500% due 1/15/23 (a) (Cost -- $457,121)        533,721
------------------------------------------------------------------------------------------------------------------------
            SUB-TOTAL INVESTMENTS
            (Cost -- $108,176,027)                                                                           107,829,737
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 36.0%
U.S. GOVERNMENT AGENCY DISCOUNT NOTES -- 14.8%
 25,000,000 Federal Home Loan Bank (FHLB), Discount Notes, zero coupon due 5/12/04 (Cost -- $24,992,399)      24,992,399
------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS -- 20.8%
 35,000,000 U.S. Treasury Bills, due 5/13/04 (Cost -- $34,989,150)                                            34,989,150
------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.4%
    609,000 UBS Financial Services Inc. dated 4/30/04, 0.920% due 5/3/04; Proceeds at maturity -- $609,047;
              (Fully collateralized by U.S. Treasury Inflation Indexed Notes, 3.000% due 7/15/12;
              Market value -- $621,184) (Cost -- $609,000)                                                       609,000
------------------------------------------------------------------------------------------------------------------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost -- $60,590,549)                                                                             60,590,549
------------------------------------------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%
            (Cost -- $168,766,576*)                                                                         $168,420,286
------------------------------------------------------------------------------------------------------------------------

(a)All or a portion of this security is segregated for "to-be-announced" securities and open futures contracts.
(b)All or a portion of this security is held as collateral for open futures contracts.
(c)Security acquired under mortgage dollar roll agreement (See Note 8).
(d)Security is traded on a "to-be-announced" basis (See Note 7).
* Aggregate cost of Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:
  PAC IO -- Planned Amortization Class - Interest Only

                      See Notes to Financial Statements.

          20 Smith Barney Investment Series | 2004 Semi-Annual Report

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                 APRIL 30, 2004



                                                               Smith Barney
                                                            Premier Selections  Smith Barney    Smith Barney        SB
                                                                 All Cap         Large Cap       Growth and     Government
                                                             Growth Portfolio  Core Portfolio Income Portfolio  Portfolio
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at cost                                          $ 30,873,591     $ 69,678,536    $ 55,686,010   $108,176,027
 Short-term investments, at cost                                    760,000        3,935,000       2,154,000     60,590,549
 Loaned securities collateral, at cost (Note 6)                          --               --       2,860,377             --
----------------------------------------------------------------------------------------------------------------------------
 Investments, at value                                         $ 34,455,071     $ 75,514,213    $ 62,782,297   $107,829,737
 Short-term investments, at value                                   760,000        3,935,000       2,154,000     60,590,549
 Loaned securities collateral, at value (Note 6)                         --               --       2,860,377             --
 Cash                                                                   703              678             821            209
 Receivable for securities sold                                     109,216        1,108,693         370,236             --
 Dividends and interest receivable                                   11,942           35,907          35,350        567,981
 Receivable for Fund shares sold                                      1,569              741              --             --
 Prepaid assets                                                          65               73              --             --
 Receivable from broker -- variation margin                              --               --              --         26,281
----------------------------------------------------------------------------------------------------------------------------
 Total Assets                                                    35,338,566       80,595,305      68,203,081    169,014,757
----------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
 Management fees payable                                             22,618           50,046          40,803         60,831
 Payable for Fund shares reacquired                                  10,738           19,826          12,703         17,612
 Trustees' Retirement Plan                                            3,537            6,503           6,073          2,053
 Payable for securities purchased                                        --        1,485,754         321,713     46,317,444
 Payable for loaned securities collateral (Note 6)                       --               --       2,860,377             --
 Accrued expenses                                                    13,364           16,426          15,006         28,619
----------------------------------------------------------------------------------------------------------------------------
 Total Liabilities                                                   50,257        1,578,555       3,256,675     46,426,559
----------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                               $ 35,288,309     $ 79,016,750    $ 64,946,406   $122,588,198
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
 Par value of shares of beneficial interest                    $         31     $         92    $         74   $        108
 Capital paid in excess of par value                             42,488,900      101,519,209      67,799,823    124,794,340
 Undistributed net investment income                                     --           69,003         114,991      1,684,184
 Accumulated net investment loss                                    (45,875)              --              --             --
 Accumulated net realized loss from investment transactions
   and futures contracts                                        (10,736,227)     (28,407,231)    (10,064,769)    (2,376,104)
 Net unrealized appreciation (depreciation) of investments
   and futures contracts                                          3,581,480        5,835,677       7,096,287     (1,514,330)
----------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                               $ 35,288,309     $ 79,016,750    $ 64,946,406   $122,588,198
----------------------------------------------------------------------------------------------------------------------------
Shares Outstanding                                                3,076,688        9,212,775       7,376,245     10,824,698
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value                                                      $11.47            $8.58           $8.80         $11.32
----------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

          21 Smith Barney Investment Series | 2004 Semi-Annual Report

 STATEMENTS OF OPERATIONS (UNAUDITED)    FOR THE SIX MONTHS ENDED APRIL 30, 2004



                                                                 Smith Barney
                                                              Premier Selections  Smith Barney    Smith Barney        SB
                                                                   All Cap         Large Cap       Growth and     Government
                                                               Growth Portfolio  Core Portfolio Income Portfolio  Portfolio
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                       $  119,774       $  442,332      $  441,824             --
  Interest                                                             3,896           16,129          11,521    $ 2,644,256
  Less: Foreign withholding tax                                           --           (3,862)         (1,906)            --
---------------------------------------------------------------------------------------------------------------------------
  Total Investment Income                                            123,670          454,599         451,439      2,644,256
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                                           135,703          293,624         230,313        372,239
  Audit and legal                                                     14,508           16,370          16,105         25,514
  Custody                                                              7,358            8,313          12,629         12,411
  Shareholder communications                                           5,738            9,039          11,035         14,981
  Transfer agency services                                             2,494            2,494           2,501          2,501
  Trustees' fees                                                         769            2,374             737          1,057
  Other                                                                2,975            4,789           3,406          4,039
---------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                                     169,545          337,003         276,726        432,742
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                         (45,875)         117,596         174,713      2,211,514
---------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FUTURES CONTRACTS (NOTES 3 AND 5):
  Realized Gain (Loss) From:
   Investment transactions                                           940,683        2,185,951       1,062,656        557,374
   Futures contracts                                                      --               --              --        (36,277)
---------------------------------------------------------------------------------------------------------------------------
  Net Realized Gain                                                  940,683        2,185,951       1,062,656        521,097
---------------------------------------------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation) of
  Investments and Futures Contracts:
   Beginning of period                                             4,440,709        5,674,766       5,768,154      1,028,110
   End of period                                                   3,581,480        5,835,677       7,096,287     (1,514,330)
---------------------------------------------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation)              (859,229)         160,911       1,328,133     (2,542,440)
---------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments and Futures Contracts                  81,454        2,346,862       2,390,789     (2,021,343)
---------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                            $   35,579       $2,464,458      $2,565,502    $   190,171
---------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

          22 Smith Barney Investment Series | 2004 Semi-Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended April 30, 2004 (unaudited) and the Year Ended October 31, 2003

                                                         Smith Barney
                                                      Premier Selections      Smith Barney Large Cap
                                                   All Cap Growth Portfolio       Core Portfolio
                                                   ------------------------  ------------------------
                                                       2004         2003         2004         2003
------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                     $   (45,875) $   (24,214) $   117,596  $   305,604
  Net realized gain (loss)                             940,683   (2,703,066)   2,185,951   (5,178,360)
  Increase (decrease) in net unrealized
   appreciation                                       (859,229)  10,184,045      160,911   14,387,227
-----------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                35,579    7,456,765    2,464,458    9,514,471
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                     --           --     (307,814)    (214,782)
-----------------------------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
   Shareholders                                             --           --     (307,814)    (214,782)
-----------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                   2,199,677    3,413,153    5,743,290    8,969,468
  Net asset value of shares issued for
   reinvestment of dividends                                --           --      307,814      214,782
  Cost of shares reacquired                         (1,830,962)  (4,613,714)  (2,907,806)  (5,906,321)
-----------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Fund
   Share Transactions                                  368,715   (1,200,561)   3,143,298    3,277,929
-----------------------------------------------------------------------------------------------------
Increase in Net Assets                                 404,294    6,256,204    5,299,942   12,577,618

NET ASSETS:
  Beginning of period                               34,884,015   28,627,811   73,716,808   61,139,190
-----------------------------------------------------------------------------------------------------
  End of period*                                   $35,288,309  $34,884,015  $79,016,750  $73,716,808
-----------------------------------------------------------------------------------------------------
* Note:
   Includes undistributed net investment income
     of:                                                    --           --      $69,003     $259,221
   Includes accumulated net investment loss of:       $(45,875)          --           --           --
-----------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

          23 Smith Barney Investment Series | 2004 Semi-Annual Report

For the Six Months Ended April 30, 2004 (unaudited) and the Year Ended October 31, 2003

                                                       Smith Barney Growth             SB Government
                                                      and Income Portfolio               Portfolio
                                                   --------------------------  ----------------------------
                                                       2004          2003           2004           2003
------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                            $    174,713  $    292,848  $   2,211,514  $   3,623,645
  Net realized gain (loss)                            1,062,656    (3,819,725)       521,097     (2,603,777)
  Change in net unrealized appreciation
   (depreciation)                                     1,328,133    12,488,900     (2,542,440)      (455,785)
------------------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations              2,565,502     8,962,023        190,171        564,083
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                (305,096)     (198,672)    (3,949,420)    (1,371,678)
------------------------------------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
   Shareholders                                        (305,096)     (198,672)    (3,949,420)    (1,371,678)
------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                    8,981,203    11,668,435      8,856,492     66,440,163
  Net asset value of shares issued for
   reinvestment of dividends                            305,096       198,672      3,949,420      1,371,678
  Cost of shares reacquired                            (934,318)   (3,026,552)   (13,836,795)   (23,729,838)
------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Fund
   Share Transactions                                 8,351,981     8,840,555     (1,030,883)    44,082,003
------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                    10,612,387    17,603,906     (4,790,132)    43,274,408

NET ASSETS:
  Beginning of period                                54,334,019    36,730,113    127,378,330     84,103,922
------------------------------------------------------------------------------------------------------------
  End of period*                                    $64,946,406   $54,334,019   $122,588,198   $127,378,330
------------------------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:     $114,991      $245,374     $1,684,184     $3,422,090
------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

          24 Smith Barney Investment Series | 2004 Semi-Annual Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

Smith Barney Premier Selections All Cap Growth Portfolio, Smith Barney Large Cap Core Portfolio, Smith Barney Growth and Income Portfolio and SB Government Portfolio ("Funds") are separate investment funds of the Smith Barney Investment Series ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, ("1940 Act") as a diversified open-end management investment company and consists of these Funds and three other separate retail investment funds: Smith Barney Large Cap Core Fund, SB Growth and Income Fund and Smith Barney International Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports. The Trust is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Funds and are in conformity with generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at fair value determined by or under the direction of the Board of Trustees; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event, subsequent to the time a value was so established, is likely to have significantly changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates; over-the-counter securities are valued at the mean between the bid and asked prices; U.S. government and agency obligations are valued at the average between bid and asked prices in the over-the-counter market; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis; (f ) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence;
(g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded by the Funds on the ex-dividend date; the Funds distribute dividends and capital gains, if any, at least annually; (i) the accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; ( j) realized gain and loss on foreign currency includes the net realized amount from the sale of currency and the amount realized between trade date and settlement date on security transactions; (k) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; ( l) each Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          25 Smith Barney Investment Series | 2004 Semi-Annual Report

In addition, the Smith Barney Premier Selections All Cap Growth Portfolio may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or offset by entering into another forward exchange contract. The Funds may from time to time enter into options and/or futures contracts in order to hedge market or currency risk.

2. Investment Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Funds. Smith Barney Premier Selections All Cap Growth, Smith Barney Large Cap Core and Smith Barney Growth and Income Portfolios each pay SBFM a management fee calculated at an annual rate of 0.75% of the average daily net assets of each Fund, respectively, and SB Government Portfolio pays SBFM a management fee calculated at an annual rate of 0.60% of the Fund's average daily net assets. These fees are calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. PFPC Inc. ("PFPC") acts as the Funds' sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2004, each Fund paid transfer agent fees of $2,500 to CTB.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Funds' distributor.

For the six months ended April 30, 2004, CGM and its affiliates received $2,382 in brokerage commissions for the Funds' agency transactions.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

The Trustees of the Funds have adopted a Retirement Plan ("Plan") for all Trustees who are not "interested persons" of the Funds, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee's retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan. In addition, two other Trustees elected to receive a lump sum payment from this plan during the period. The amount of benefits to be paid under the Plan cannot currently be determined for current Trustees.

Messrs. Carlton, Cocanougher, Gross, Merten and Pettit also are covered by a prior retirement plan. Under the prior plan, retirement benefits are payable for a ten-year period following retirement, with the annual payment to be based upon the Trustee's compensation from the Trust during calendar year 2000. Trustees with more than five but less than ten years of service at retirement will receive a prorated benefit. In order to receive benefits under the current Plan, a Trustee must waive all rights under the prior plan prior to receiving payment under either plan. Total aggregate retirement benefits accrued under the prior plan for the six months ended April 30, 2004 were $2,159. The amount of benefits to be paid under the prior plan cannot currently be determined for these Trustees.

          26 Smith Barney Investment Series | 2004 Semi-Annual Report

3. Investments

During the six months ended April 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments and mortgage dollar rolls) were as follows:

                                     Purchases     Sales
-----------------------------------------------------------
Smith Barney Premier Selections
 All Cap Growth Portfolio           $ 8,484,535 $ 8,652,713
----------------------------------------------------------
Smith Barney Large Cap Core
 Portfolio                           18,840,419  16,849,770
----------------------------------------------------------
Smith Barney Growth and Income
 Portfolio                           21,673,299  14,493,323
----------------------------------------------------------
SB Government Portfolio              33,950,336  49,797,813
----------------------------------------------------------

At April 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                              Net Unrealized
                                                               Appreciation
                                    Appreciation Depreciation (Depreciation)
----------------------------------------------------------------------------
Smith Barney Premier Selections
 All Cap Growth Portfolio            $6,008,472  $(2,426,992)   $3,581,480
---------------------------------------------------------------------------
Smith Barney Large Cap Core
 Portfolio                            8,315,845   (2,480,168)    5,835,677
---------------------------------------------------------------------------
Smith Barney Growth and Income
 Portfolio                            8,342,589   (1,246,302)    7,096,287
---------------------------------------------------------------------------
SB Government Portfolio                 834,910   (1,181,200)     (346,290)
---------------------------------------------------------------------------

4. Repurchase Agreements

When entering into repurchase agreements, it is the Funds' policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

5. Futures Contracts

The Funds may from time to time enter into futures contracts. Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (and cost of) the closing transaction and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

          27 Smith Barney Investment Series | 2004 Semi-Annual Report

At April 30, 2004, SB Government Portfolio had the following open futures contracts:

                                    Number of                          Market     Unrealized
                                    Contracts Expiration Basis Value   Value         Loss
---------------------------------------------------------------------------------------------
Contracts to Sell:
U.S. Treasury Notes                    330       6/04    $36,248,569 $36,279,375 $   (30,806)
--------------------------------------------------------------------------------------------
Contracts to Buy:
U.S. Treasury Bonds                    100       6/04     11,432,536  10,709,375    (723,161)
U.S. Treasury Notes                    132       6/04     15,000,073  14,586,000    (414,073)
--------------------------------------------------------------------------------------------
                                                                                  (1,137,234)
--------------------------------------------------------------------------------------------
Net Unrealized Loss on Open
 Futures Contracts                                                               $(1,168,040)
--------------------------------------------------------------------------------------------

At April 30, 2004, Smith Barney Premier Selections All Cap Growth, Smith Barney Large Cap Core and Smith Barney Growth and Income Portfolios did not have any open futures contracts.

6. Lending of Portfolio Securities

The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities, high quality money market instruments or other securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The Funds maintain exposure for the risk of any loss in the investment of amounts received as collateral.

At April 30, 2004, Smith Barney Growth and Income Portfolio had loaned securities having a market value of $2,765,392. Smith Barney Growth and Income Portfolio received cash collateral amounting to $2,860,377 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by Smith Barney Growth and Income Portfolio from securities lending for the six months ended April 30, 2004 was $1,485.

At April 30, 2004, Smith Barney Premier Selections All Cap Growth, Smith Barney Large Cap Core and SB Government Portfolios did not have any securities on loan.

7. Securities Traded on a To-Be-Announced Basis

The Funds may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Government National Mortgage Association ("GNMA") transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At April 30, 2004, SB Government Portfolio held TBA securities with a total cost of $45,481,094.

          28 Smith Barney Investment Series | 2004 Semi-Annual Report

8. Mortgage Dollar Rolls

SB Government Portfolio may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds from the sale will be reinvested and the income from these investments, together with any additional income received on the sale, is included in investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase the securities may be limited.

During the six months ended April 30, 2004, SB Government Portfolio entered into mortgage dollar roll transactions in the aggregate amount of $431,300,000.

At April 30, 2004, SB Government Portfolio had outstanding mortgage dollar rolls with a total cost of $45,481,094.

9. Shares of Beneficial Interest

At April 30, 2004, the Trust had an unlimited number of shares authorized with a par value of $0.00001 per share.

Transactions in shares of each Fund were as follows:

                     Six Months Ended    Year Ended
                      April 30, 2004  October 31, 2003
-----------------------------------------------------
Smith Barney
 Premier Selections
 All Cap Growth
 Portfolio
Shares sold                186,197          344,878
Shares reacquired         (154,911)        (495,589)
-----------------------------------------------------
Net Increase
 (Decrease)                 31,286         (150,711)
-----------------------------------------------------
Smith Barney Large
 Cap Core Portfolio
Shares sold                660,274        1,178,419
Shares issued on
 reinvestment               35,544           30,596
Shares reacquired         (330,756)        (801,697)
-----------------------------------------------------
Net Increase               365,062          407,318
-----------------------------------------------------
Smith Barney Growth
 and Income
 Portfolio
Shares sold              1,009,297        1,542,017
Shares issued on
 reinvestment               34,319           29,088
Shares reacquired         (105,344)        (420,814)
-----------------------------------------------------
Net Increase               938,272        1,150,291
-----------------------------------------------------
SB Government
 Portfolio
Shares sold                763,073        5,651,429
Shares issued on
 reinvestment              345,833          117,038
Shares reacquired       (1,189,949)      (2,029,223)
-----------------------------------------------------
Net Increase
 (Decrease)                (81,043)       3,739,244
-----------------------------------------------------

10.Additional Information

The Funds have received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Funds' Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also

          29 Smith Barney Investment Series | 2004 Semi-Annual Report concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended, eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

          30 Smith Barney Investment Series | 2004 Semi-Annual Report

 FINANCIAL HIGHLIGHTS



For a share of each class of beneficial interest outstanding throughout the year ended October 31, unless otherwise noted:

Smith Barney Premier Selections
All Cap Growth Portfolio                     2004/(1)/        2003        2002       2001 2000/(2)/  1999/(3)/
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $  11.45     $   8.96  $  10.73   $  14.48   $  10.11   $ 10.00
---------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)/(4)/              (0.01)       (0.01)    (0.03)      0.02       0.09      0.01
 Net realized and unrealized gain (loss)         0.03         2.50     (1.73)     (3.69)      4.30      0.10
---------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              0.02         2.49     (1.76)     (3.67)      4.39      0.11
---------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                             --           --     (0.01)     (0.04)     (0.02)       --
 Net realized gains                                --           --        --      (0.04)        --        --
---------------------------------------------------------------------------------------------------------------
Total Distributions                                --           --     (0.01)     (0.08)     (0.02)       --
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $  11.47     $  11.45  $   8.96   $  10.73   $  14.48   $ 10.11
---------------------------------------------------------------------------------------------------------------
Total Return/(5)/                                0.17%++     27.79%   (16.44)%   (25.45)%    43.43%     1.10%++
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)              $35,288      $34,884   $28,628    $34,384    $21,419    $3,032
---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(4)(6)/                                0.94%+       0.90%     0.95%      0.95%      0.95%     0.95%+
 Net investment income (loss)                   (0.25)+      (0.08)    (0.25)      0.16       0.72      1.00+
---------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            24%          66%       58%       116%        58%        8%
---------------------------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period September 15, 1999 (commencement of operations) to October 31, 1999.
(4) The Manager agreed to waive all or a portion of its fees for the years ended October 31, 2002, 2001 and 2000 and the period ended October 31, 1999. In addition, the Manager also reimbursed expenses of $45,159, $30,419 and $13,182 for the years ended October 31, 2001 and 2000, and the period ended October 31, 1999, respectively. If such fees were not waived and expenses not reimbursed, the per share effect on net investment income
    (loss) and the actual expense ratios would have been as follows:

                                                                                                 Expense Ratios
                                                         Per Share (Increases) Decreases to Without Fee Waivers and/or
                                                         Net Investment Income (Loss)        Expense Reimbursements
                                                         ---------------------------------- ----------------------
                                                          2002      2001    2000    1999    2002    2001  2000   1999
                                                          ------     -----   -----   -----  ----    ----  ----  ----
Smith Barney Premier Selections All Cap Growth Portfolio $(0.02)    $0.02   $0.15   $0.05   1.11%   1.08% 2.14% 5.35%+

(5)Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
(6) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.95%.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

          31 Smith Barney Investment Series | 2004 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout the year ended October 31, unless otherwise noted:

Smith Barney Large Cap Core Portfolio          2004/(1)/         2003        2002    2001    2000/(2)/  1999/(3)/
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $   8.33      $   7.24  $   8.96   $  12.14   $  10.51   $ 10.00
------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(4)/                        0.01          0.03      0.02       0.04       0.05      0.01
 Net realized and unrealized gain (loss)           0.27          1.09     (1.72)     (3.19)      1.59      0.50
------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.28          1.12     (1.70)     (3.15)      1.64      0.51
------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                            (0.03)        (0.03)    (0.02)     (0.03)     (0.01)       --
------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.03)        (0.03)    (0.02)     (0.03)     (0.01)       --
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $   8.58      $   8.33  $   7.24     $ 8.96   $  12.14   $ 10.51
------------------------------------------------------------------------------------------------------------------
Total Return/(5)/                                  3.41%++      15.47%   (18.94)%   (26.03)%    15.61%     5.10%++
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $79,017       $73,717   $61,139    $67,093    $49,630    $5,274
------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(4)(6)/                                  0.86%+        0.91%     0.93%      0.93%      0.95%     0.95%+
 Net investment income                             0.30+         0.47      0.24       0.42       0.42      0.67+
------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              22%           77%       45%        26%        30%        6%
------------------------------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period September 15, 1999 (commencement of operations) to October 31, 1999.
(4) The Manager agreed to waive all or a portion of its fees for the year ended October 31, 2000 and the period ended October 31, 1999. In addition, the Manager also reimbursed expenses of $20,272 for the period ended October 31, 1999. If such fees were not waived and expenses not reimbursed, the per share decreases to net investment income and the actual expense ratios would have been as follows:

                                                                  Expense Ratios
                                         Per Share Decreases to Without Fee Waivers and/or
                                          Net Investment Income  Expense Reimbursements
                                         ---------------------- ------------------------
                                           2000       1999        2000          1999
                                          --------    -------     ----          ----
   Smith Barney Large Cap Core Portfolio    $0.07      $0.05        1.55%       5.00%+

(5)Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
(6) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.95%.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

          32 Smith Barney Investment Series | 2004 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout the year ended October 31, unless otherwise noted:

Smith Barney Growth and Income
Portfolio                                      2004/(1)/         2003        2002       2001   2000/(2)/  1999/(3)/
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $8.44      $   6.95  $   8.15   $  10.77     $  10.10    $ 10.00
---------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(4)/                        0.02          0.05      0.02       0.05         0.16       0.01
 Net realized and unrealized gain (loss)           0.39          1.48     (1.20)     (2.58)        0.53       0.09
---------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.41          1.53     (1.18)     (2.53)        0.69       0.10
---------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                            (0.05)        (0.04)    (0.02)     (0.05)       (0.02)        --
 Net realized gains                                  --            --        --      (0.04)          --         --
---------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.05)        (0.04)    (0.02)     (0.09)       (0.02)        --
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $8.80      $   8.44  $   6.95     $ 8.15     $  10.77    $ 10.10
---------------------------------------------------------------------------------------------------------------------
Total Return/(5)/                                  4.80%++      22.09%   (14.47)%   (23.63)%       6.86%      1.00%++
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $64,946       $54,334   $36,730    $31,576      $18,089     $3,045
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(4)(6)/                                  0.90%+        0.87%     0.95%      0.95%        0.95%      0.95%+
 Net investment income                             0.57+         0.68      0.40       0.53         1.54       0.69+
---------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              24%           65%       48%        68%          72%         1%
---------------------------------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2004 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the period September 15, 1999 (commencement of operations) to October 31, 1999.
(4)The Manager agreed to waive all or a portion of its fees for the years ended October 31, 2002, 2001 and 2000 and the period ended October 31, 1999. In addition, the Manager also reimbursed expenses of $61,498, $21,016 and $12,636 for the years ended October 31, 2001 and 2000, and the period ended October 31, 1999, respectively. If such fees were not waived and expenses not reimbursed, the per share decreases to net investment income and the expense ratios would have been as follows:

                                                                      Expense Ratios
                                         Per Share Decreases to  Without Fee Waivers and/or
                                          Net Investment Income   Expense Reimbursements
                                         ----------------------- ----------------------
                                         2002  2001  2000  1999  2002    2001  2000   1999
                                         ----- ----- ----- ----- ----    ----  ----  ----
Smith Barney Growth and Income Portfolio $0.01 $0.02 $0.12 $0.05 1.09%   1.18% 2.05% 5.22%+

(5)Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
(6) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.95%.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

          33 Smith Barney Investment Series | 2004 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout the year ended October 31, unless otherwise noted:

SB Government Portfolio                         2004/(1)/      2003     2002/(2)/   2001    2000/(2)/  1999/(3)/
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $11.68      $11.74     $11.44     $10.62   $10.13     $10.00
--------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(4)(5)/                     0.22        0.33       0.35       0.52     0.53       0.05
 Net realized and unrealized gain (loss)/(5)/     (0.21)      (0.23)      0.13       0.87     0.12       0.08
--------------------------------------------------------------------------------------------------------------
Total Income From Operations                       0.01        0.10       0.48       1.39     0.65       0.13
--------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                            (0.37)      (0.16)     (0.11)     (0.57)   (0.16)        --
 Net realized gains                                  --          --      (0.07)        --       --         --
--------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.37)      (0.16)     (0.18)     (0.57)   (0.16)        --
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $11.32      $11.68     $11.74     $11.44   $10.62     $10.13
--------------------------------------------------------------------------------------------------------------
Total Return/(6)/                                  0.09%++     0.87%      4.20%     13.56%    6.55%      1.30%++
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)               $122,588    $127,378    $84,104    $13,410   $4,996     $5,066
--------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(4)(7)/                                  0.70%+     0.68 %      0.80%      0.80%    0.80%      0.80%+
 Net investment income/(5)/                        3.56+       2.91       3.17       4.47     5.19       4.36+
--------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate//                            28%*        83%*      145%        90%       0%         0%
--------------------------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period September 15, 1999 (commencement of operations) to October 31, 1999.
(4) The Manager agreed to waive all or a portion of its fees for the years ended October 31, 2002, 2001 and 2000 and the period ended October 31, 1999. In addition, the Manager also reimbursed expenses of $57,022, $33,010 and $14,291 for the years ended October 31, 2001 and 2000, and the period ended October 31, 1999, respectively. If such fees were not waived and expenses not reimbursed, the per share decreases to net investment income and the actual expense ratios would have been as follows:

                                                  Expense Ratios
                     Per Share Decreases to  Without Fee Waivers and/or
                      Net Investment Income   Expense Reimbursements
                     ----------------------- ----------------------
                     2002  2001  2000  1999  2002    2001  2000   1999
                     ----- ----- ----- ----- ----    ----  ----  ----
SB Government
 Portfolio           $0.02 $0.06 $0.13 $0.04 1.00%   1.30% 2.06% 3.73%+

(5) Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets would have been $0.36, $0.12 and 3.32%, respectively. Per share information, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(6)Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
(7) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.80%.
* Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 389% and 429% for the six months ended April 30, 2004 and the year ended October 31, 2003, respectively.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

          34 Smith Barney Investment Series | 2004 Semi-Annual Report

                                 SMITH BARNEY
                               INVESTMENT SERIES



         TRUSTEES                     OFFICERS (Cont'd.)
         Elliott J. Berv              Lawrence B. Weissman, CFA
         Donald M. Carlton            Vice President and
         A. Benton Cocanougher        Investment Officer
         Mark T. Finn
         R. Jay Gerken, CFA           Timothy Woods, CFA
           Chairman                   Vice President and
         Stephen Randolph Gross       Investment Officer
         Diana R. Harrington
         Susan B. Kerley              Andrew Beagley
         Alan G. Merten               Chief Anti-Money Laundering
         R. Richardson Pettit         Compliance Officer

         OFFICERS                     Kaprel Ozsolak
         R. Jay Gerken, CFA           Controller
         President and
         Chief Executive Officer      Robert I. Frenkel
                                      Secretary and
         Andrew B. Shoup              Chief Legal Officer
         Senior Vice President and
         Chief Administrative Officer INVESTMENT MANAGER
                                      Smith Barney Fund Management LLC
         Alan J. Blake
         Vice President and           CUSTODIAN
         Investment Officer           State Street Bank and
                                        Trust Company
         Kevin Caliendo
         Vice President and           TRANSFER AGENT
         Investment Officer           Citicorp Trust Bank, fsb.
                                      125 Broad Street, 11th Floor
         Michael A. Kagan             New York, New York 10004
         Vice President and
         Investment Officer           SUB-TRANSFER AGENT
                                      PFPC Inc.
         Roger M. Lavan, CFA          P.O. Box 9699
         Vice President and           Providence, Rhode Island
         Investment Officer           02940-9699

         Francis L. Mustaro
         Vice President and
         Investment Officer


Smith Barney Investment Series

Smith Barney Premier Selections
      All Cap Growth Portfolio
Smith Barney Large Cap Core Portfolio
Smith Barney Growth and Income Portfolio
SB Government Portfolio

The Funds are separate investment funds of the Smith Barney
Investment Series, a Massachusetts business trust.





A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Funds (toll free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.

This report is submitted for general information of the shareholders of the Smith Barney Investment Series -- Smith Barney Premier Selections All Cap Growth, Smith Barney Large Cap Core, Smith Barney Growth and Income and SB Government Portfolios.

SMITH BARNEY INVESTMENT SERIES
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004







(C)2004 Citigroup Global Markets Inc.
Member NASD, SIPC

FD02334 6/04                                                             04-6778

ITEM 2.         CODE OF ETHICS.

                Not Applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not Applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS.

                Not applicable.

ITEM 6.         [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

                (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

                (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.        EXHIBITS.

                (a)     Not applicable.

                (b)     Attached hereto.

                Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

                Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Series


By:     /s/ R. Jay Gerken
        --------------------------------
        (R. Jay Gerken)
        Chief Executive Officer of
        Smith Barney Investment Series

Date:   July 8, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ R. Jay Gerken
        --------------------------------
        (R. Jay Gerken)
        Chief Executive Officer of
        Smith Barney Investment Series

Date:   July 8, 2004

By:     /s/ Andrew B. Shoup
        --------------------------------
        (Andrew B. Shoup)
        Chief Administrative Officer of
        Smith Barney Investment Series

Date:   July 8, 2004